SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Supplementary Financial Statements Information [Abstract]
Other Current Assets:

A. Other Current Assets:

	December 31,
	2012	2011
Prepaid expenses	$559	$363
Government departments and agencies	563	55
Deferred taxes	198	10
Short-term lease deposits	188	—
Others	431	280
	$1,939	$708

Other Accounts Payable:

B. Other Accounts Payable:

	December 31,
	2012	2011
Employees and wage-related liabilities	$1,313	$486
Government departments and agencies	975	366
Accrued expenses	783	181
Other current liabilities	349	—
	$3,420	$1,033

Computation of basic and diluted net earnings per share attributable to Lapis

C. Earnings per Share:

Basic and diluted earnings per share (“EPS”) were computed based on the average number of shares outstanding during each year.

The following table sets forth the computation of basic and diluted net earnings per share attributable to Micronet Enertec:

	Year ended December 31,
	2012	2011
1. Numerator:
Amount for basic earnings per share	$5,417	$1,359
Changes in fair value of warrant derivatives liabilities	113	—
Amount for diluted earnings per share	5,530	1,359
2. *Denominator:
Denominator for basic earnings per share – weighted average of shares	3,241,500	3,241,500
Effect of dilutive warrants	353,372	—
Denominator for diluted net earnings per share – weighted average shares and assuming dilution	3,594,872	3,241,500
Basic earnings per share attributed to Micronet Enertec stockholders	$1.67	$0.42
Diluted earnings per share attributed to Micronet Enertec stockholders	$1.54	$0.42

*	Giving retrospective effect to the reverse split — see Note 19